Schedule of Investments(a)
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.96%
Aerospace & Defense–3.30%
General Dynamics Corp.	572,601	$121,448,672
Raytheon Technologies Corp.	3,739,923	337,303,655
		458,752,327
Agricultural & Farm Machinery–1.07%
Deere & Co.	394,539	148,504,480
Air Freight & Logistics–1.26%
United Parcel Service, Inc., Class B	865,668	175,046,726
Apparel Retail–1.28%
Gap, Inc. (The)(b)	1,941,972	35,091,434
TJX Cos., Inc. (The)	1,984,066	142,793,230
		177,884,664
Apparel, Accessories & Luxury Goods–0.52%
Columbia Sportswear Co.	782,657	72,685,356
Asset Management & Custody Banks–1.31%
State Street Corp.	1,928,501	182,243,345
Biotechnology–0.78%
AbbVie, Inc.	795,279	108,865,742
Brewers–1.39%
Anheuser-Busch InBev S.A./N.V. (Belgium)	1,071,926	67,536,677
Heineken N.V. (Netherlands)	1,174,915	126,125,088
		193,661,765
Cable & Satellite–2.47%
Comcast Corp., Class A	6,862,837	343,073,222
Communications Equipment–2.26%
Cisco Systems, Inc.	5,635,653	313,736,803
Construction Machinery & Heavy Trucks–1.02%
Caterpillar, Inc.	700,600	141,212,936
Consumer Finance–1.34%
American Express Co.	1,034,751	186,068,925
Data Processing & Outsourced Services–1.66%
Automatic Data Processing, Inc.	329,352	67,902,502
Fidelity National Information Services, Inc.	1,350,771	161,984,458
		229,886,960
Diversified Banks–3.81%
Bank of America Corp.	7,270,386	335,455,610
Wells Fargo & Co.	3,592,413	193,271,819
		528,727,429
Electric Utilities–4.65%
American Electric Power Co., Inc.	1,845,870	166,866,648
Entergy Corp.	2,216,326	247,718,757
Exelon Corp.	4,000,778	231,845,085
		646,430,490
Shares		Value
Electrical Components & Equipment–1.56%
ABB Ltd. (Switzerland)	3,669,630	$126,833,267
Emerson Electric Co.	971,746	89,352,045
		216,185,312
Electronic Manufacturing Services–0.76%
TE Connectivity Ltd.	736,021	105,258,363
General Merchandise Stores–1.46%
Target Corp.(b)	920,102	202,818,084
Gold–0.96%
Newmont Corp.	2,177,743	133,212,539
Health Care Equipment–4.12%
Becton, Dickinson and Co.	793,025	201,539,373
Medtronic PLC	2,597,232	268,787,540
Stryker Corp.	413,011	102,447,379
		572,774,292
Health Care Services–2.45%
CVS Health Corp.	3,190,393	339,808,758
Home Improvement Retail–0.50%
Lowe’s Cos., Inc.	294,856	69,984,072
Hypermarkets & Super Centers–2.51%
Walmart, Inc.	2,492,399	348,462,304
Industrial Machinery–2.87%
Flowserve Corp.	3,422,426	111,639,536
Pentair PLC	1,988,873	126,691,210
Stanley Black & Decker, Inc.	919,106	160,521,863
		398,852,609
Integrated Oil & Gas–3.15%
Chevron Corp.	2,267,051	297,731,808
TotalEnergies SE (France)	2,476,000	140,245,514
		437,977,322
Integrated Telecommunication Services–2.50%
AT&T, Inc.	7,275,359	185,521,654
Deutsche Telekom AG (Germany)	8,636,002	161,845,449
		347,367,103
Investment Banking & Brokerage–2.97%
Charles Schwab Corp. (The)(b)	3,227,789	283,077,096
Morgan Stanley	1,257,530	128,947,126
		412,024,222
IT Consulting & Other Services–2.26%
Cognizant Technology Solutions Corp., Class A	2,672,478	228,283,071
International Business Machines Corp.(b)	638,191	85,243,172
		313,526,243
Managed Health Care–2.75%
Anthem, Inc.	543,842	239,828,883

See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Shares		Value
Managed Health Care–(continued)
UnitedHealth Group, Inc.	300,473	$141,994,526
		381,823,409
Movies & Entertainment–1.26%
Walt Disney Co. (The)(c)	1,225,672	175,234,326
Multi-line Insurance–1.83%
Hartford Financial Services Group, Inc. (The)	3,526,899	253,478,231
Multi-Utilities–1.84%
Dominion Energy, Inc.(b)	3,168,543	255,574,678
Oil & Gas Exploration & Production–3.17%
ConocoPhillips	3,223,069	285,628,375
Pioneer Natural Resources Co.(b)	708,432	155,068,680
		440,697,055
Packaged Foods & Meats–3.45%
Campbell Soup Co.	1,853,996	81,798,304
Kraft Heinz Co. (The)	5,645,338	202,103,100
Nestle S.A. (Switzerland)	1,513,627	195,003,483
		478,904,887
Paper Packaging–1.02%
Avery Dennison Corp.	332,472	68,296,398
International Paper Co.	1,514,769	73,087,604
		141,384,002
Personal Products–1.01%
L’Oreal S.A. (France)	328,985	140,829,584
Pharmaceuticals–8.16%
Bristol-Myers Squibb Co.	2,855,459	185,290,735
Eli Lilly and Co.	549,133	134,751,747
Johnson & Johnson	2,676,962	461,213,783
Merck & Co., Inc.	4,325,709	352,458,769
		1,133,715,034
Property & Casualty Insurance–1.75%
Travelers Cos., Inc. (The)	1,466,576	243,715,600
Regional Banks–6.37%
Comerica, Inc.(b)	2,205,304	204,608,105
Cullen/Frost Bankers, Inc.(b)	1,091,434	153,903,108
Fifth Third Bancorp(b)	3,517,272	156,975,849
M&T Bank Corp.(b)	1,128,275	191,107,220
Zions Bancorporation N.A.	2,619,930	177,683,653
		884,277,935
Restaurants–2.72%
Darden Restaurants, Inc.	500,230	69,967,170
McDonald’s Corp.	919,785	238,638,218
Shares		Value
Restaurants–(continued)
Starbucks Corp.	698,367	$68,663,444
		377,268,832
Semiconductors–1.94%
Broadcom, Inc.	290,975	170,476,433
Microchip Technology, Inc.	1,270,809	98,462,281
		268,938,714
Soft Drinks–1.51%
Coca-Cola Co. (The)	3,427,775	209,128,553
Specialized REITs–1.45%
Weyerhaeuser Co.	4,963,615	200,678,954
Specialty Chemicals–1.02%
DuPont de Nemours, Inc.	1,854,777	142,075,918
Systems Software–0.52%
Microsoft Corp.	231,163	71,887,070
Total Common Stocks & Other Equity Interests (Cost $9,611,882,395)		13,604,645,175
Money Market Funds–1.98%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	107,826,937	107,826,937
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	52,958,922	52,964,217
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	113,861,841	113,861,841
Total Money Market Funds (Cost $274,652,158)		274,652,995
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $9,886,534,553)		13,879,298,170
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.55%
Invesco Private Government Fund, 0.02%(d)(e)(f)	62,123,330	62,123,330
Invesco Private Prime Fund, 0.11%(d)(e)(f)	153,076,548	153,107,158
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $215,238,594)		215,230,488
TOTAL INVESTMENTS IN SECURITIES–101.49% (Cost $10,101,773,147)		14,094,528,658
OTHER ASSETS LESS LIABILITIES—(1.49)%		(207,005,545)
NET ASSETS–100.00%		$13,887,523,113
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$67,248,868	$386,728,489	$(346,150,420)	$-	$-	$107,826,937	$7,376
Invesco Liquid Assets Portfolio, Institutional Class	23,991,336	276,234,635	(247,250,301)	(7,742)	(3,711)	52,964,217	1,756
Invesco Treasury Portfolio, Institutional Class	67,486,904	441,975,416	(395,600,479)	-	-	113,861,841	3,083
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	35,715,293	237,325,879	(210,917,842)	-	-	62,123,330	2,096*
Invesco Private Prime Fund	83,335,683	514,327,532	(444,533,675)	(8,106)	(14,276)	153,107,158	26,246*
Total	$277,778,084	$1,856,591,951	$(1,644,452,717)	$(15,848)	$(17,987)	$489,883,483	$40,557

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$12,646,226,113	$958,419,062	$—	$13,604,645,175
Money Market Funds	274,652,995	215,230,488	—	489,883,483
Total Investments	$12,920,879,108	$1,173,649,550	$—	$14,094,528,658
Invesco Diversified Dividend Fund